Capital stock (Details) - Number of Common Shares - CAD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Statement [Line Items]
Number of shares outstanding	10,436,313	10,436,313	10,251,313
Amount	$ 81,014	$ 81,014	$ 80,917